Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Funds payable to financial institution partners	[1]	¥ 95,643		¥ 7,490
Accrued marketing expense		45,616		113,568
Accrued collection service fee		35,358		15,005
Accrued technical services expense		20,945		16,510
Accrued payment channel expenses		18,620		25,728
Accrued professional service fee		16,270		16,441
Others		55,173		27,777
Total accrued expenses and other liabilities		¥ 287,625	$ 41,315	¥ 222,519

[1]	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.